Equity-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Equity-Based Compensation Plans
Schedule of equity-based compensation expense recorded by the Company
	Years Ended December 31,
	2012	2011	2010
	(Thousands)

Performance Awards	$419	$—	$—
Phantom Units	116	—	—
Total equity-based compensation expense	$535	$—	$—